13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
u3#edsoy

12/31/2011

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 14, 2012

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:	$198,833 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
APPROACH RESOURCES INC        COM         03834A-10-3  2,811       95,567               SOLE                SOLE
HIGHER ONE HOLDINGS INC       COM         42983D-10-4  1,790       97,053               SOLE                SOLE
I SHARES MSCI EAFE INDEX FD   IDX         464287-4-65  16,196      327,000              SOLE                SOLE
I SHARES MSCI EMF INDEX FD    MKT ETF     464287-2-34  1,366       36,000               SOLE                SOLE
ISHARES FTSE/CHINA INDEX FD   MKT ETF     464287-18-4  23,208      665,547              SOLE                SOLE
SPDR TRUST SERIES 1           UNIT        78462F-10-3  1,506       12,000               SOLE                SOLE
VANG'D MSCI EMERGING MKTS     MKT ETF     922042-8-58  150,509     3,939,000            SOLE                SOLE
WOLVERINE WORLD WIDE INC COM  COM         978097-10-3  735         20,614               SOLE                SOLE
QIHOO 360 TECHNOLOGY CO LTD   COM         74734M-10-9  330         21,061               SOLE                SOLE
ZIPCAR INC                    COM         98974X-10-3  382         28,484               SOLE                SOLE





TOTAL                                                  198,833     5,242,326